Convertible Notes Payable (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary of Series A Senior Secured Convertible Promissory Notes:
Discount recorded on warrants at issuance			$ (1,180,786)
Converted to common stock		36,000	36,000	1,174,165
Less current maturities			9,000
Series A Senior Secured Convertible Promissory Notes [Member]
Summary of Series A Senior Secured Convertible Promissory Notes:
Issuance of convertible notes payable	9,987,650
Discount recorded on beneficial conversion feature at issuance	(1,822,854)
Discount recorded on warrants at issuance	(1,681,827)
Repayments
Converted to common stock
Note matured - reclassified to due on demand
Accretion of debt discount	1,190,559
Convertible notes payable, net of debt discount	7,673,528
Less current maturities
Balance	7,673,528
Series B Senior Secured Convertible Promissory Notes [Member]
Summary of Series A Senior Secured Convertible Promissory Notes:
Issuance of convertible notes payable	3,032,860
Discount recorded on beneficial conversion feature at issuance
Discount recorded on warrants at issuance	(440,246)
Repayments
Converted to common stock
Note matured - reclassified to due on demand
Accretion of debt discount	14,454
Convertible notes payable, net of debt discount	2,607,068
Less current maturities
Balance	$ 2,607,068